Perpetual hybrid bonds (Tables)	6 Months Ended
Jun. 30, 2024
Perpetual Hybrid Bonds [Abstract]
Disclosure of unconsolidated contribution to consolidated equity results	Further information on perpetual hybrid bonds is described in note 22 of the
Group’s Annual Report and Accounts and Form 20-F for the year ended 31 December 2023, page 268. BAT p.l.c.’s unconsolidated contribution to the Group’s consolidated equity results is shown below:

	As at 30 June		As at 31 December
	2024	2023	2023
	£m	£m	£m
Total Equity
Share capital	589	614	614
Share premium	119	112	112
Perpetual hybrid bonds	1,685	1,685	1,685
Other Equity	31,272	31,511	33,949